Property and Equipment (Tables)	3 Months Ended
Mar. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	Computer software and equipment	Furniture and fixture	Satellite Equipment	Ground station equipment	Vehicle	Leasehold Improvement	Total
January 1, 2017	$118,911	$10,006	$-	$-	$-	$-	$128,917
Addition	992	-	275,410	-	-	-	276,402
December 31, 2017	119,903	10,006	275,410	-	-	-	405,319
Addition	201,167	23,338	-	1,854,027	141,971	87,721	2,308,224
December 31, 2018	321,070	33,344	275,410	1,854,027	141,971	87,721	2,713,543
Addition	-	1,275	-	-	-	-	1,275
March 31, 2019 (Unaudited)	$321,070	$34,619	$275,410	$1,854,027	$141,971	$87,721	$2,714,818

Schedule of changes in accumulated depreciation for property and equipment
	Computer software and equipment	Furniture and fixture	Satellite Equipment	Ground station equipment	Vehicle	Leasehold Improvement	Total
January 1, 2017	$39,604	$4,221	$-	$-	$-	$-	$43,825
Addition	17,159	1,997	37,611	-	-	-	56,767
December 31, 2017	56,763	6,218	37,611	-	-	-	100,592
Addition	44,366	3,153	53,749	92,701	21,980	5,508	221,457
December 31, 2018	101,129	9,371	91,360	92,701	21,980	5,508	322,049
Addition	16,048	1,693	13,771	92,701	8,496	4,717	137,426
March 31, 2019 (Unaudited)	$117,177	$11,064	$105,131	$185,402	$30,476	$10,225	$459,475